CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	CNY (¥)	USD ($)	Ordinary shares [Member] CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Beginning Balance at Dec. 31, 2015	¥ 4,351,797,289		¥ 17,711	¥ 2,924,336,179	¥ 351,763,271	¥ 12,582,041	¥ (13,875,553)	¥ 1,047,044,597	¥ 29,929,043
Beginning Balance (in shares) at Dec. 31, 2015 | shares			127,197,130				(1,723,200)
Share-based compensation expense	26,022,524		¥ 0	26,022,524	0	0	¥ 0	0	0
Appropriation to statutory reserves	0		0	0	26,813,016	0	0	(26,813,016)	0
Foreign currency exchange translation adjustment	(12,466,041)		0	0	0	(12,466,041)	0	0	0
Exercise of share options	6,646,045		¥ 66	6,645,979	0	0	0	0	0
Exercise of share options (in shares) | shares			493,456
Accretion to redemption value of redeemable Non-controlling interests	(93,780,174)		¥ 0	0	0	0	0	(93,780,174)	0
Net income	694,475,714		0	0	0	0	0	690,841,155	3,634,559
Ending Balance at Jun. 30, 2016	4,972,695,357		¥ 17,777	2,957,004,682	378,576,287	116,000	¥ (13,875,553)	1,617,292,562	33,563,602
Ending Balance (in shares) at Jun. 30, 2016 | shares			127,690,586				(1,723,200)
Beginning Balance at Dec. 31, 2016	6,460,212,997		¥ 17,881	3,145,262,253	466,252,857	104,784,173	¥ (13,875,553)	2,758,267,275	(495,889)
Beginning Balance (in shares) at Dec. 31, 2016 | shares			128,456,466				(1,723,200)
Share-based compensation expense	31,223,515		¥ 0	31,223,515	0	0	¥ 0	0	0
Appropriation to statutory reserves	0		0	0	0	0	0	0	0
Foreign currency exchange translation adjustment	(39,953,544)	$ (5,893,462)	0	0	0	(39,953,544)	0	0	0
Exercise of share options	63,793,669		¥ 471	63,793,198	0	0	0	0	0
Exercise of share options (in shares) | shares			3,452,808
Accretion to redemption value of redeemable Non-controlling interests	0	0
Net income	107,652,319	15,879,560	¥ 0	0	0	0	0	107,941,891	(289,572)
Ending Balance at Jun. 30, 2017	¥ 6,622,928,956	$ 976,934,041	¥ 18,352	¥ 3,240,278,966	¥ 466,252,857	¥ 64,830,629	¥ (13,875,553)	¥ 2,866,209,166	¥ (785,461)
Ending Balance (in shares) at Jun. 30, 2017 | shares			131,909,274				(1,723,200)